Consolidated Statement of Income (Unaudited) - USD ($) shares in Millions, $ in Millions		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Revenues
Premiums		$ 6,183	$ 5,981
Net investment income		610	544
Fee income		113	117
Net realized investment gains (losses)	[1]	5	(9)
Other revenues		31	53
Total revenues		6,942	6,686
Claims and expenses
Claims and claim adjustment expenses		4,094	3,712
Amortization of deferred acquisition costs		1,003	971
General and administrative expenses		996	995
Interest expense		89	91
Total claims and expenses		6,182	5,769
Income before income taxes		760	917
Income tax expense		143	226
Net income		$ 617	$ 691
Net income per share
Basic		$ 2.19	$ 2.33
Diluted		$ 2.17	$ 2.30
Weighted average number of common shares outstanding
Basic		279.7	294.2
Diluted		282.4	297.9
Cash dividends declared per share		$ 0.67	$ 0.61

[1]	Total other-than-temporary impairment (OTTI) losses were $(1) million and $(28) million for the three months ended March 31, 2017 and 2016, respectively. Of total OTTI, credit losses of $(2) million and $(18) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in net realized investment gains (losses). In addition, unrealized gains (losses) from other changes in total OTTI of $1 million and $(10) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in other comprehensive income as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.